Income Taxes - Schedule of Components of (Loss)/Gain Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of (Loss)/Gain Before Income Taxes [Abstract]
Domestic	$ (5,889,163)	$ 19,809,584	$ (8,072,027)	$ (11,367,084)	$ (11,618,649)	$ (28,261,210)
Foreign	(2,032,900)	(5,384,145)	(5,733,590)	(15,390,894)	(22,658,602)	(33,770,866)
Profit/(Loss) before income taxes	$ (7,922,063)	$ 14,425,439	$ (13,805,617)	$ (26,757,978)	$ (34,277,251)	$ (62,032,076)